Annual Total Returns[BarChart] - Vanguard Windsor Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.00%)	20.78%	36.08%	11.82%	(3.32%)	12.49%	19.10%	(12.46%)	30.38%	7.44%